Equity Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options subject to future vesting - Shares	37,034	22,203
Options granted - Shares	14,000	27,971
Options forfeited or lapsed - Shares	(19,198)	(1,025)
Options vested - Shares	(14,174)	(13,941)
Options subject to future vesting - Shares	17,662	37,034
Options subject to future vesting - Fair Value	$ 8.00	$ 20.00
Options granted - Fair Value	$ 3.00	$ 12.50
Options forfeited or lapsed - Fair Value	$ 8.00	$ 8.50
Options vested - Fair Value	$ 9.50	$ 12.00
Options subject to future vesting - Fair Value	$ 4.00	$ 8.00